UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-Q
                   Quarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company

                   Investment Company Act File Number: 811-66




                          American Balanced Fund, Inc.
               (Exact Name of Registrant as specified in charter)

                    P.O. Box 7650, One Market, Steuart Tower
                         San Francisco, California 94120
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (415) 421-9360

                   Date of fiscal year end: December 31, 2005

                    Date of reporting period: March 31, 2005





                                 Patrick F. Quan
                                    Secretary
                          American Balanced Fund, Inc.
                    P.O. Box 7650, One Market, Steuart Tower
                         San Francisco, California 94120
                     (name and address of agent for service)


                                   Copies to:
                                 Michael Glazer
                      Paul, Hastings, Janofsky &Walker LLP
                             515 South Flower Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Schedule of Investments

[logo - American Funds (r)]


AMERICAN BALANCED FUND

Investment portfolio

March 31, 2005                                                        unaudited

                                                                                                                       Market value
Common stocks -- 67.28%                                                                                     Shares            (000)

FINANCIALS -- 11.56%
Citigroup Inc.                                                                                          11,150,000      $   501,081
Fannie Mae                                                                                               9,200,800          500,983
American International Group, Inc.                                                                       8,850,000          490,378
Berkshire Hathaway Inc., Class A(1)                                                                          4,700          408,900
Washington Mutual, Inc.                                                                                  9,963,800          393,570
Freddie Mac                                                                                              5,500,000          347,600
American Express Co.                                                                                     6,500,000          333,905
St. Paul Travelers Companies, Inc.                                                                       9,075,000          333,325
Wells Fargo & Co.                                                                                        4,700,000          281,060
Bank of America Corp.                                                                                    6,000,000          264,600
Bank of New York Co., Inc.                                                                               8,900,000          258,545
U.S. Bancorp                                                                                             8,190,000          236,036
Genworth Financial, Inc., Class A                                                                        7,900,000          217,408
Societe Generale                                                                                         1,700,000          176,614
Aon Corp.                                                                                                6,500,000          148,460
SunTrust Banks, Inc.                                                                                     2,000,000          144,140
ING Groep NV                                                                                             4,002,421          120,879
Marsh & McLennan Companies, Inc.                                                                         3,200,000           97,344
Jefferson-Pilot Corp.                                                                                    1,700,000           83,385
Comerica Inc.                                                                                            1,500,000           82,620
                                                                                                                          5,420,833

INFORMATION TECHNOLOGY -- 10.33%
Microsoft Corp.                                                                                         32,450,000          784,317
Intel Corp.                                                                                             27,000,000          627,210
Hewlett-Packard Co.                                                                                     23,750,000          521,075
International Business Machines Corp.                                                                    5,650,000          516,297
Texas Instruments Inc.                                                                                  15,573,700          396,974
Automatic Data Processing, Inc.                                                                          8,500,000          382,075
Cisco Systems, Inc.(1)                                                                                  20,500,000          366,745
Electronic Data Systems Corp.                                                                           12,550,000          259,408
Analog Devices, Inc.                                                                                     5,950,000          215,033
Maxim Integrated Products, Inc.                                                                          3,000,000          122,610
Motorola, Inc.                                                                                           7,700,000          115,269
Dell Inc.(1)                                                                                             2,700,000          103,734
EMC Corp.(1)                                                                                             8,000,000           98,560
Oracle Corp.(1)                                                                                          7,500,000           93,600
Agilent Technologies, Inc.(1)                                                                            4,000,000           88,800
Applied Materials, Inc.(1)                                                                               5,100,000           82,875
Nokia Corp. (ADR)(1)                                                                                     4,300,000           66,349
                                                                                                                          4,840,931

HEALTH CARE -- 8.41%
Johnson & Johnson                                                                                        8,360,000      $   561,458
Eli Lilly and Co.                                                                                       10,402,000          541,944
Abbott Laboratories                                                                                     10,650,000          496,503
Bristol-Myers Squibb Co.                                                                                14,750,000          375,535
McKesson Corp.                                                                                           8,200,000          309,550
Medtronic, Inc.                                                                                          5,850,000          298,057
Wyeth                                                                                                    6,250,000          263,625
Merck & Co., Inc.                                                                                        8,000,000          258,960
Amgen Inc.(1)                                                                                            4,200,000          244,482
AstraZeneca PLC (ADR)                                                                                    5,000,000          197,650
Pfizer Inc                                                                                               5,600,000          147,112
Aetna Inc.                                                                                               1,500,000          112,425
CIGNA Corp.                                                                                                864,800           77,227
Biogen Idec Inc.(1)                                                                                      1,486,250           51,290
Becton, Dickinson and Co.                                                                                   68,600            4,008
                                                                                                                          3,939,826

INDUSTRIALS -- 8.10%
General Electric Co.                                                                                    22,700,000          818,562
United Technologies Corp.                                                                                6,715,000          682,647
Northrop Grumman Corp.                                                                                  10,620,000          573,268
3M Co.                                                                                                   5,350,000          458,442
Tyco International Ltd.                                                                                 11,240,000          379,912
Lockheed Martin Corp.                                                                                    5,700,000          348,042
Burlington Northern Santa Fe Corp.                                                                       2,800,000          151,004
Deere & Co.                                                                                              1,750,000          117,477
General Dynamics Corp.                                                                                     880,000           94,204
Raytheon Co.                                                                                             1,710,000           66,177
Southwest Airlines Co.                                                                                   3,935,000           56,034
IKON Office Solutions, Inc.                                                                              5,000,000           49,450
                                                                                                                          3,795,219

CONSUMER STAPLES -- 7.81%
Altria Group, Inc.                                                                                      15,500,000        1,013,545
Wal-Mart Stores, Inc.                                                                                   11,500,000          576,265
Walgreen Co.                                                                                            11,646,900          517,355
PepsiCo, Inc.                                                                                            4,800,000          254,544
Avon Products, Inc.                                                                                      5,700,000          244,758
Procter & Gamble Co.                                                                                     3,800,000          201,400
Coca-Cola Co.                                                                                            4,200,000          175,014
Sara Lee Corp.                                                                                           7,800,000          172,848
Anheuser-Busch Companies, Inc.                                                                           3,500,000          165,865
Albertson's, Inc.                                                                                        5,200,000          107,380
Unilever NV (New York registered)                                                                        1,500,000          102,630
H.J. Heinz Co.                                                                                           2,350,000           86,574
Del Monte Foods Co.(1)                                                                                   4,089,100           44,367
                                                                                                                          3,662,545

CONSUMER DISCRETIONARY -- 7.04%
Target Corp.                                                                                             6,450,000          322,629
Lowe's Companies, Inc.                                                                                   5,600,000          319,704
Kohl's Corp.(1)                                                                                          5,500,000          283,965
Clear Channel Communications, Inc.                                                                       7,250,000          249,907
TJX Companies, Inc.                                                                                      9,750,000          240,143
Time Warner Inc.(1)                                                                                     12,500,000          219,375
General Motors Corp.                                                                                     6,390,000          187,802
Leggett & Platt, Inc.                                                                                    5,500,000          158,840
Carnival PLC                                                                                             2,850,000          156,349
Home Depot, Inc.                                                                                         4,000,000          152,960
Magna International Inc., Class A                                                                        2,250,000          150,525
Gannett Co., Inc.                                                                                        1,850,000          146,298
Walt Disney Co.                                                                                          4,500,000          129,285
Comcast Corp., Class A(1)                                                                                3,700,000          124,986
Best Buy Co., Inc.                                                                                       2,200,000          118,822
Koninklijke Philips Electronics NV(1)                                                                    4,250,000          117,063
Harley-Davidson Motor Co.                                                                                1,500,000           86,640
Carnival Corp., units                                                                                    1,600,000           82,896
Interpublic Group of Companies, Inc.(1)                                                                  4,235,000           52,006
                                                                                                                          3,300,195

ENERGY -- 5.85%
Royal Dutch Petroleum Co. (New York registered)                                                         14,000,000          840,560
Exxon Mobil Corp.                                                                                       13,600,000          810,560
ConocoPhillips                                                                                           3,750,000          404,400
TOTAL SA (ADR)                                                                                           2,825,000          331,175
ChevronTexaco Corp.                                                                                      4,600,000          268,226
Marathon Oil Corp.                                                                                       1,885,000           88,444
                                                                                                                          2,743,365

TELECOMMUNICATION SERVICES -- 4.16%
BellSouth Corp.                                                                                         24,840,000          653,044
SBC Communications Inc.                                                                                 19,250,000          456,032
AT&T Corp.                                                                                              13,000,000          243,750
Sprint Corp. -- FON Group                                                                               10,000,000          227,500
Vodafone Group PLC                                                                                      59,800,000          158,611
ALLTEL Corp.                                                                                             2,200,000          120,670
Verizon Communications Inc.                                                                              2,500,000           88,750
                                                                                                                          1,948,357

MATERIALS -- 1.91%
International Paper Co.                                                                                  7,450,000          274,085
Dow Chemical Co.                                                                                         4,630,000          230,806
E.I. du Pont de Nemours and Co.                                                                          4,000,000          204,960
Weyerhaeuser Co.                                                                                         1,500,000          102,750
Rio Tinto PLC                                                                                            2,619,600           84,614
                                                                                                                            897,215

UTILITIES -- 0.86%
Exelon Corp.                                                                                             2,880,000          132,163
Dominion Resources, Inc.                                                                                 1,300,000           96,759
National Grid Transco PLC                                                                               10,200,000           94,401
FPL Group, Inc.                                                                                          2,001,900           80,376
                                                                                                                            403,699

MISCELLANEOUS -- 1.25%
Other common stocks in initial period of acquisition                                                                        587,705


Total common stocks (cost: $28,113,932,000)                                                                              31,539,890


                                                                                                                       Market value
Preferred stocks -- 0.31%                                                                                   Shares            (000)

FINANCIALS -- 0.31%
Fannie Mae, Series O, 7.00% preferred 2007(2)                                                              740,000        $  41,116
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred(2,3)                                   14,425,000           16,449
HSBC Capital Funding LP 8.03% noncumulative preferred(3)                                                 5,000,000            8,190
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up perpetual preferred(2,3)                5,000,000            7,704
ING Capital Funding Trust III 8.439% noncumulative preferred(3)                                         13,000,000           15,239
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred(2,3)                                      7,000,000            7,554
BNP Paribas Capital Trust 9.003% noncumulative trust preferred(2,3)                                      6,000,000            7,201
RBS Capital Trust I noncumulative trust preferred 4.709%(3)                                              4,500,000            4,353
Royal Bank of Scotland Group PLC, Series 3 Preference Shares, 7.816%                                     8,500,000            8,710
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities(2)                     370,000           10,059
NB Capital Corp., Series A, 8.35% exchangeable preferred depositary shares                                 300,000            8,064
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares(2,3)              5,500,000            6,238
ACE Ltd., Series C, 7.80% preferred depositary shares                                                      145,000            3,772

Total preferred stocks (cost: $127,939,000)                                                                                 144,649


                                                                                                         Shares or
Convertible securities -- 0.32%                                                                   principal amount

FINANCIALS -- 0.26%
SMFG Finance (Cayman) Ltd. 2.25% mandatorily exchangeable preferred 2005, units                      4,788,000,000          103,584
SMFG Finance (Cayman) Ltd. 2.25% mandatorily exchangeable preferred 2005, units                        501,000,000           10,839
Equity Office Properties Trust, Series B, 5.25% convertible preferred 2008                                 150,000            7,631
                                                                                                                            122,054

CONSUMER STAPLES -- 0.03%
Albertson's, Inc. 7.25% convertible preferred 2007                                                         680,000 units     15,382

CONSUMER DISCRETIONARY -- 0.03%
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032                          159,600            7,236
General Motors Corp., Series B, 5.25% convertible senior debentures 2032                                $5,000,000            3,736
                                                                                                                             10,972


Total convertible securities (cost: $79,604,000)                                                                            148,408


                                                                                                  Principal amount
Bonds & notes -- 28.78%                                                                                      (000)

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES -- 8.85%
U.S. Treasury 5.75% 2005                                                                                  $149,750          152,043
U.S. Treasury 2.50% 2006                                                                                    50,000           49,406
U.S. Treasury 2.625% 2006                                                                                   40,000           39,322
U.S. Treasury 3.50% 2006                                                                                   500,000          498,475
U.S. Treasury 6.875% 2006                                                                                  150,000          155,484
U.S. Treasury 3.25% 2007                                                                                    40,000           39,466
U.S. Treasury 3.375% 2007(4)                                                                                72,214           75,768
U.S. Treasury 4.375% 2007                                                                                  100,000          101,117
U.S. Treasury 6.25% 2007                                                                                   200,000          209,046
U.S. Treasury 6.625% 2007                                                                                  190,000          200,777
U.S. Treasury 2.625% 2008                                                                                   50,000           48,031
U.S. Treasury 3.625% 2008(4)                                                                               193,572          208,067
U.S. Treasury 4.75% 2008                                                                                    20,000           20,483
U.S. Treasury 5.625% 2008                                                                                  275,000          288,233
U.S. Treasury 3.625% 2009                                                                                  333,500          327,090
U.S. Treasury 3.875% 2009(4)                                                                               134,877          148,642
U.S. Treasury 0.875% 2010(4)                                                                                20,131           19,678
U.S. Treasury 5.75% 2010                                                                                    50,000           53,664
U.S. Treasury 10.00% 2010                                                                                    4,500            4,539
U.S. Treasury 3.50% 2011(4)                                                                                 27,391           30,557
U.S. Treasury 5.00% 2011                                                                                    25,000           25,969
U.S. Treasury 3.375% 2012(4)                                                                                64,434           72,228
U.S. Treasury 4.375% 2012                                                                                  126,250          126,566
U.S. Treasury 10.375% 2012                                                                                   8,000            9,279
U.S. Treasury 11.25% 2015                                                                                    8,000           12,255
U.S. Treasury 9.25% 2016                                                                                   106,500          148,734
U.S. Treasury 8.875% 2017                                                                                   60,000           83,456
U.S. Treasury 6.25% 2023                                                                                    88,500          103,088
U.S. Treasury 2.375% 2025(4)                                                                                50,581           54,310
U.S. Treasury 6.875% 2025                                                                                  323,250          405,831
U.S. Treasury 5.25% 2029                                                                                    15,000           15,804
Federal Home Loan Bank 2.00% 2006                                                                           68,470           67,509
Federal Home Loan Bank 2.375% 2006                                                                         105,260          103,850
Federal Home Loan Bank 5.823% 2009                                                                          45,000           47,255
Freddie Mac 4.25% 2005                                                                                      64,250           64,409
Freddie Mac 1.875% 2006                                                                                      8,020            7,899
Freddie Mac 6.625% 2009                                                                                     50,000           54,375
Freddie Mac 5.75% 2010                                                                                       3,000            4,369
Freddie Mac 6.25% 2012                                                                                       5,000            5,148
Fannie Mae 6.625% 2009                                                                                      25,000           27,161
Fannie Mae 6.25% 2011                                                                                       20,500           21,883
Fannie Mae 5.25% 2012                                                                                        5,000            5,078
United States Government-Guaranteed Certificates of Participation, Overseas
     Private Investment Corp., Series 2000-044-A, 3.74% 2015(5)                                             11,368           10,954
                                                                                                                          4,147,298

MORTGAGE-BACKED OBLIGATIONS(5)-- 5.93%
Fannie Mae 7.00% 2008                                                                                          204              215
Fannie Mae, Series 2000-T5B, 7.30% 2010                                                                     52,930           59,303
Fannie Mae, Series 2001-T11, Class B, 5.503% 2011                                                           45,000           46,764
Fannie Mae 4.89% 2012                                                                                       30,000           30,075
Fannie Mae 6.00% 2013                                                                                        3,007            3,110
Fannie Mae 6.00% 2013                                                                                          661              683
Fannie Mae 4.00% 2015                                                                                       40,000           39,003
Fannie Mae 6.00% 2016                                                                                        1,526            1,577
Fannie Mae 6.00% 2016                                                                                          849              878
Fannie Mae 9.00% 2016                                                                                          798              840
Fannie Mae 6.00% 2017                                                                                        5,720            5,913
Fannie Mae 6.00% 2017                                                                                        4,523            4,676
Fannie Mae 6.00% 2017                                                                                        4,155            4,295
Fannie Mae 6.00% 2017                                                                                        1,807            1,868
Fannie Mae 5.00% 2018                                                                                        6,065            6,078
Fannie Mae 5.00% 2018                                                                                        3,633            3,639
Fannie Mae 5.50% 2018                                                                                       35,556           36,279
Fannie Mae 11.00% 2018                                                                                         933            1,069
Fannie Mae 5.50% 2019                                                                                        6,445            6,577
Fannie Mae 11.00% 2020                                                                                         465              520
Fannie Mae 10.50% 2022                                                                                         884              985
Fannie Mae, Series 2001-4, Class NA, 11.83% 2025(3)                                                          1,094            1,254
Fannie Mae 7.00% 2026                                                                                          676              716
Fannie Mae 8.50% 2027                                                                                          192              209
Fannie Mae 8.50% 2027                                                                                          163              178
Fannie Mae 8.50% 2027                                                                                           76               83
Fannie Mae 8.50% 2027                                                                                           75               82
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028                                                            2,585            2,732
Fannie Mae 7.50% 2030                                                                                          517              554
Fannie Mae 7.50% 2030                                                                                          238              255
Fannie Mae 6.50% 2031                                                                                        2,159            2,244
Fannie Mae 6.50% 2031                                                                                          797              828
Fannie Mae 7.00% 2031                                                                                          614              648
Fannie Mae 7.50% 2031                                                                                          677              725
Fannie Mae 7.50% 2031                                                                                          460              494
Fannie Mae, Series 2001-20, Class D, 11.049% 2031(3)                                                           212              246
Fannie Mae 5.50% 2032                                                                                        7,338            7,374
Fannie Mae 6.50% 2032                                                                                        2,960            3,075
Fannie Mae 6.50% 2032                                                                                        2,295            2,384
Fannie Mae 5.00% 2033                                                                                        9,922            9,735
Fannie Mae 5.00% 2033                                                                                        7,142            7,007
Fannie Mae 5.50% 2033                                                                                       45,102           45,251
Fannie Mae 6.00% 2033                                                                                        3,422            3,500
Fannie Mae 6.00% 2033                                                                                        1,905            1,949
Fannie Mae 6.50% 2033                                                                                       23,045           23,948
Fannie Mae 6.00% 2034                                                                                       80,027           81,849
Fannie Mae 6.00% 2034                                                                                       68,255           69,809
Fannie Mae 6.00% 2034                                                                                       29,246           29,912
Fannie Mae 6.00% 2034                                                                                        4,885            4,996
Fannie Mae 6.00% 2034                                                                                          998            1,021
Fannie Mae 6.00% 2034                                                                                          801              819
Fannie Mae 5.50% 2035                                                                                       34,004           34,101
Fannie Mae 5.50% 2035                                                                                       22,000           22,033
Fannie Mae 6.00% 2035                                                                                       19,725           20,114
Fannie Mae 6.00% 2035                                                                                        3,991            4,105
Fannie Mae 6.00% 2035                                                                                        1,360            1,391
Fannie Mae 6.00% 2035                                                                                          988            1,013
Fannie Mae 6.00% 2035                                                                                          986            1,011
Fannie Mae, Series 2003-W10, Class 1A-2B, 3.112% 2037                                                       18,274           18,193
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041                                                           1,673            1,743
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041                                                             1,555            1,643
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042                                                             2,263            2,381
CS First Boston Mortgage Securities Corp., Series 2004-HC1, Class A-1, 3.21% 2021(2,3)                      17,790           17,790
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032                          12,791           13,010
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032                          12,159           12,311
CS First Boston Mortgage Securities Corp., Series 2003-23, Class V-A-1, 6.00% 2033                          29,680           30,100
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033                          10,721           11,036
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033                          14,478           14,969
CS First Boston Mortgage Securities Corp., Series 2004-AR1, Class II-A-1, 4.764% 2034(3)                     8,243            8,210
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034                          3,875            3,980
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-2, 5.935% 2034                           8,000            8,097
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034                          20,988           21,305
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034                           7,000            7,297
CS First Boston Mortgage Securities Corp., Series 2002-CKP1, Class A-1, 4.627% 2035                          2,076            2,089
CS First Boston Mortgage Securities Corp., Series 2001-CP4, Class A-4, 6.18% 2035                           28,300           30,207
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035                           93,660          100,463
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-1, 4.637% 2037                          3,001            3,022
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037                          7,410            7,907
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-2, 3.88% 2039                            13,000           12,616
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039                            5,000            4,829
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A-1B, 6.48% 2040                            8,375            8,842
Freddie Mac, Series H009, Class A-2, 1.876% 2008(3)                                                          1,595            1,570
Freddie Mac 8.50% 2008                                                                                          13               14
Freddie Mac, Series SF02, Class GC, 2.64% 2009                                                              10,000            9,640
Freddie Mac 4.00% 2015                                                                                      70,000           67,140
Freddie Mac, Series 2310, Class B, 9.904% 2015(3)                                                              458              515
Freddie Mac 5.00% 2018                                                                                      35,867           35,967
Freddie Mac 10.00% 2018                                                                                        714              795
Freddie Mac 8.50% 2020                                                                                         567              609
Freddie Mac 8.50% 2020                                                                                          68               73
Freddie Mac 7.50% 2024                                                                                          55               59
Freddie Mac 6.50% 2032                                                                                         736              765
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032                                                             9,261            9,757
Freddie Mac 5.00% 2033                                                                                      25,301           24,826
Freddie Mac 6.00% 2034                                                                                      35,587           36,434
Freddie Mac 6.00% 2034                                                                                      27,710           28,369
Freddie Mac, Series T-056, Class A-2A, 2.842% 2036                                                           4,243            4,212
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034                                 57,812           57,955
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034                                      71,086           72,216
Bear Stearns ARM Trust, Series 2003-6, Class I-A-2, 4.011% 2033(3)                                          17,746           17,488
Bear Stearns ARM Trust, Series 2003-3, Class III-A-1, 5.131% 2033(3)                                         6,386            6,379
Bear Stearns ARM Trust, Series 2003-9, Class III-A-3, 4.406% 2034(3)                                        35,110           34,467
Bear Stearns ARM Trust, Series 2004-1, Class I-2-A-5, 4.481% 2034(3)                                        34,628           34,283
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 5.031% 2034(3)                                        23,620           23,604
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-CB2, Class VII-A, 5.50% 2019                      6,548            6,570
WaMu Mortgage Pass-Through Certificates Trust, WMALT Series 2005-1, Class 5-A-1, 6.00% 2020                 28,344           28,849
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.842% 2033(3)                    8,719            8,589
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03% 2033(3)                      11,659           11,485
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR5, Class A-7, 4.21% 2033(3)                     5,044            5,003
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR6, Class A-1, 4.361% 2033(3)                    3,139            3,107
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR1, Class A, 4.229% 2034(3)                      9,449            9,353
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.641% 2034(3)                    19,426           19,229
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030                            28,150           29,768
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2, 6.56% 2030                             5,129            5,410
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032                           43,400           48,467
Government National Mortgage Assn. 9.00% 2009                                                                1,551            1,630
Government National Mortgage Assn. 6.00% 2014                                                                1,110            1,153
Government National Mortgage Assn. 5.50% 2017                                                                4,883            5,020
Government National Mortgage Assn. 10.00% 2020                                                                 683              768
Government National Mortgage Assn. 10.00% 2021                                                               1,202            1,354
Government National Mortgage Assn. 7.00% 2022                                                                  155              164
Government National Mortgage Assn. 7.00% 2022                                                                  148              157
Government National Mortgage Assn. 7.00% 2022                                                                  119              126
Government National Mortgage Assn. 7.00% 2022                                                                   82               86
Government National Mortgage Assn. 7.00% 2022                                                                   53               56
Government National Mortgage Assn. 7.50% 2022                                                                  328              352
Government National Mortgage Assn. 7.50% 2022                                                                  185              198
Government National Mortgage Assn. 7.50% 2022                                                                   19               21
Government National Mortgage Assn. 7.00% 2023                                                                  482              510
Government National Mortgage Assn. 7.50% 2023                                                                  301              324
Government National Mortgage Assn. 7.50% 2023                                                                  194              208
Government National Mortgage Assn. 8.00% 2023                                                                1,735            1,873
Government National Mortgage Assn. 8.00% 2023                                                                1,288            1,390
Government National Mortgage Assn. 8.00% 2023                                                                  267              288
Government National Mortgage Assn. 8.00% 2023                                                                  150              162
Government National Mortgage Assn. 7.00% 2024                                                                1,009            1,069
Government National Mortgage Assn. 7.00% 2024                                                                  574              608
Government National Mortgage Assn. 7.00% 2024                                                                  559              593
Government National Mortgage Assn. 7.50% 2024                                                                  485              525
Government National Mortgage Assn. 8.00% 2024                                                                  321              347
Government National Mortgage Assn. 7.00% 2025                                                                1,036            1,098
Government National Mortgage Assn. 7.00% 2025                                                                  536              568
Government National Mortgage Assn. 7.50% 2025                                                                1,115            1,207
Government National Mortgage Assn. 7.50% 2026                                                                  221              239
Government National Mortgage Assn. 7.00% 2028                                                                  421              448
Government National Mortgage Assn. 6.50% 2029                                                                  300              314
Government National Mortgage Assn. 6.50% 2029                                                                  295              310
Government National Mortgage Assn. 7.00% 2029                                                                  846              900
Government National Mortgage Assn. 7.00% 2029                                                                  763              812
Government National Mortgage Assn. 7.00% 2029                                                                  443              471
Government National Mortgage Assn. 7.50% 2029                                                                1,135            1,224
Government National Mortgage Assn. 7.50% 2029                                                                1,021            1,101
Government National Mortgage Assn. 7.50% 2029                                                                  167              180
Government National Mortgage Assn. 7.50% 2030                                                                1,185            1,277
Government National Mortgage Assn. 7.50% 2030                                                                1,180            1,272
Government National Mortgage Assn. 7.50% 2030                                                                  913              983
Government National Mortgage Assn. 7.50% 2030                                                                  224              241
Government National Mortgage Assn. 7.50% 2030                                                                  172              186
Government National Mortgage Assn. 7.50% 2030                                                                   60               65
Government National Mortgage Assn. 8.00% 2030                                                                  832              900
Government National Mortgage Assn. 8.00% 2030                                                                  760              821
Government National Mortgage Assn. 6.50% 2031                                                                  404              424
Government National Mortgage Assn. 6.50% 2031                                                                  345              362
Government National Mortgage Assn. 6.50% 2031                                                                  306              320
Government National Mortgage Assn. 6.50% 2031                                                                  303              318
Government National Mortgage Assn. 6.50% 2031                                                                  303              317
Government National Mortgage Assn. 6.50% 2031                                                                  301              316
Government National Mortgage Assn. 6.50% 2031                                                                  280              294
Government National Mortgage Assn. 6.50% 2031                                                                  251              264
Government National Mortgage Assn. 6.50% 2031                                                                  251              263
Government National Mortgage Assn. 6.50% 2031                                                                  243              255
Government National Mortgage Assn. 6.50% 2031                                                                  238              250
Government National Mortgage Assn. 6.50% 2031                                                                  223              234
Government National Mortgage Assn. 6.50% 2031                                                                  222              233
Government National Mortgage Assn. 6.50% 2031                                                                  129              136
Government National Mortgage Assn. 6.50% 2032                                                                  340              356
Government National Mortgage Assn. 6.50% 2032                                                                  299              313
Government National Mortgage Assn. 6.50% 2032                                                                  295              309
Government National Mortgage Assn. 6.50% 2032                                                                  291              305
Government National Mortgage Assn. 6.50% 2032                                                                  289              303
Government National Mortgage Assn. 6.50% 2032                                                                  288              301
Government National Mortgage Assn. 6.50% 2032                                                                  288              301
Government National Mortgage Assn. 6.50% 2032                                                                  285              298
Government National Mortgage Assn. 6.50% 2032                                                                  265              277
Government National Mortgage Assn. 7.00% 2032                                                                1,722            1,825
Government National Mortgage Assn. 7.50% 2032                                                                1,063            1,144
Government National Mortgage Assn. 6.00% 2033                                                               12,923           13,289
Government National Mortgage Assn. 6.00% 2033                                                               12,795           13,169
Government National Mortgage Assn. 6.00% 2033                                                                9,848           10,137
Government National Mortgage Assn. 6.50% 2033                                                                  348              365
Government National Mortgage Assn. 6.50% 2033                                                                  225              235
Government National Mortgage Assn. 6.50% 2033                                                                  334              349
Government National Mortgage Assn. 6.50% 2033                                                                  193              201
Government National Mortgage Assn. 6.50% 2034                                                                  301              315
Government National Mortgage Assn. 6.50% 2034                                                                  295              308
Government National Mortgage Assn. 6.50% 2034                                                                  227              237
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC1, Class A-2, 6.001% 2033            8,454            8,661
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-2, 3.89% 2037           10,000            9,787
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-CIBC5, Class A-1, 4.372% 2037            5,651            5,609
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C1, Class A-3, 5.376% 2037              10,680           10,920
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039             19,146           18,645
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046            28,000           27,927
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036                             49,685           53,853
Banc of America Commercial Mortgage Inc., Series 2003-2, Class A-1, 3.411% 2041                             20,204           19,697
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033                          19,500           21,041
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035                          46,434           49,971
Morgan Stanley Capital I, Inc., Series 2003-KIDS, Class A, 3.48% 2016(2,3)                                  14,430           14,481
Morgan Stanley Capital I, Inc., Series 1997-HF1, Class B, 7.33% 2029(2)                                      8,656            9,007
Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class A-2, 6.53% 2031                                     10,000           10,619
Morgan Stanley Capital I, Inc., Series 2004-RR2, Class A-1, 4.39% 2033(2)                                   34,850           34,491
CHL Mortgage Pass-Through Trust, Series 2003-HYB3, Class 4-A-1, 3.491% 2033(3)                               6,265            6,140
CHL Mortgage Pass-Through Trust, Series 2003-27, Class A-1, 3.768% 2033(3)                                   6,828            6,701
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 4.882% 2033(3)                                26,002           26,052
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-3, 5.243% 2034(3)                                26,313           26,188
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-HS2, Class A-1, 3.06% 2016(2,3)               17,936           17,970
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-WF2, Class A-1, 6.80% 2031                     4,709            4,860
Bear Stearns Commercial Mortgage Securities Inc., Series 2000-WF2, Class A-2, 7.32% 2032                     3,050            3,395
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035                   22,270           21,849
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035                   13,205           14,311
Morgan Stanley Mortgage Trust, Series 2004-3, Class 4-A, 5.713% 2034(3)                                     61,728           61,900
Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.206% 2033                                           15,188           15,881
Commercial Mortgage Trust, Series 2000-C1, Class E, 8.132% 2033                                              4,000            4,468
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038                                         39,825           37,468
Countrywide Alternative Loan Trust, Series 2004-14T2, Class A-6, 5.50% 2034                                  8,023            8,047
Countrywide Alternative Loan Trust, Series 2004-5CB, Class 1-A-1, 6.00% 2034                                23,960           24,116
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5-A-1, 5.75% 2035                               23,963           24,080
GE Capital Commercial Mortgage Corp., Series 2002-2, Class A-3, 5.349% 2036                                 10,000           10,210
GE Capital Commerical Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037                                 40,455           39,849
Merrill Lynch Mortgage Investors, Inc., Series 1999-C1, Class A-2, 7.56% 2031                                6,750            7,436
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class II-A-1, 4.657% 2034(3)                        38,783           38,835
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-1, 4.061% 2041                            12,562           12,454
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042                            27,000           27,016
Morgan Stanley Dean Witter Capital I Trust, Series 2002-HQ, Class A-1, 4.59% 2034                            1,166            1,172
Morgan Stanley Dean Witter Capital I Trust, Series 2002-HQ, Class A-2, 6.09% 2034                           14,000           14,537
Morgan Stanley Dean Witter Capital I Trust, Series 2002-IQ2, Class A-2, 5.16% 2035                           9,504            9,661
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035                          9,000            9,482
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036                          4,553            4,435
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2-A-1, 4.985% 2035(3)                                       31,192           31,165
Bear Stearns Asset Backed Securities I Trust, Series 2004-AC2, Class II-A, 5.00% 2034                       27,727           27,935
Banc of America Mortgage Securities Trust, Series 2003-F, Class 2-A-1, 3.734% 2033(3)                       10,148            9,933
Banc of America Mortgage Securities Trust, Series 2003-G, Class 2-A-1, 4.088% 2033(3)                        9,704            9,577
Banc of America Mortgage Securities Trust, Series 2004-A, Class 2-A-2, 4.139% 2034(3)                        7,008            6,904
First Union National Bank Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.739% 2032                  6,518            6,929
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1, 5.585% 2034                 10,499           10,808
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-2, 6.141% 2034                  7,760            8,299
Tower Ventures, LLC, Series 2004-1, Class A, 3.711% 2034(2)                                                 21,200           20,723
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026(2)                                                  17,148           18,084
GGP Mall Properties Trust, Series 2001-GGP1, Class A-2, 5.007% 2011(2)                                      16,966           17,192
Prudential Mortgage Capital Funding, LLC, Series ROCK 2001-C1, Class A-2, 6.605% 2034                       15,555           16,959
Meristar Commercial Mortgage Trust, Series 1999-C1, Class A-1, 7.28% 2016(2)                                 5,955            6,311
Meristar Commercial Mortgage Trust, Series 1999-C1, Class B, 7.90% 2016(2)                                   7,750            8,508
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025                                      3,750            4,247
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-4, 6.462% 2031                                     8,680            9,417
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.215% 2030(3)                                    10,000           10,634
Ball Corp., Series 2005-BOCA, Class A-1, 2.95% 2016(2,3)                                                    10,000           10,000
Residential Funding Mortgage Securities I, Inc., Series 2004-SA1, Class A-II, 4.357% 2034(3)                 9,588            9,467
LB Commercial Mortgage Trust, Series 1998-C1, Class A-3, 6.48% 2030                                          7,400            7,763
Hilton Hotel Pool Trust, Series 2000-HLTA, Class A-1, 7.055% 2015(2)                                         6,730            7,219
Wells Fargo Mortgage Backed Securities Trust, Series 2003-B, Class A-1, 4.15% 2033(3)                        6,898            6,798
Host Marriott Pool Trust, Series 1999-HMTA, Class A, 6.98% 2015(2)                                           6,138            6,482
Mastr Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035                                         5,000            4,997
Bank of America, NA and First Union National Bank Commercial Mortgage Trust,
     Series 2001-3, Class A-1, 4.89% 2037                                                                    4,853            4,880
Nomura Asset Securities Corp., Series 1998-D6, Class A-1A, 6.28% 2030                                        4,213            4,323
GMAC Commercial Mortgage Securities, Inc., Series 1999-C3, Class F, 7.787% 2036(3)                           4,000            4,218
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032                                       3,750            3,979
Chase Manhattan Bank -- First Union National Bank, Commercial Mortgage Trust,
     Series 1999-1, Class C, 7.625% 2031                                                                     3,000            3,333
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.539% 2027(2,3)                                2,314            2,404
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust, Series
     1998-C2, Class A-1, 6.28% 2035                                                                            347              347
                                                                                                                          2,781,978

FINANCIALS -- 3.77%
Washington Mutual, Inc. 7.50% 2006                                                                           3,000            3,128
Washington Mutual, Inc. 5.625% 2007                                                                          4,750            4,859
Washington Mutual, Inc. 4.375% 2008                                                                          7,500            7,476
Washington Mutual, Inc. 4.00% 2009                                                                          17,500           17,135
Washington Mutual, Inc. 2.96% 2010(3)                                                                       12,000           12,064
Washington Mutual, Inc. 4.20% 2010                                                                          26,250           25,572
Washington Mutual Bank, FA 6.875% 2011                                                                       5,000            5,518
Washington Mutual, Inc. 5.00% 2012                                                                           4,000            3,983
Washington Mutual Bank, FA 5.125% 2015                                                                      13,500           13,173
USA Education, Inc. 5.625% 2007                                                                             31,995           32,828
SLM Corp., Series A, 3.95% 2008                                                                             12,500           12,225
SLM Corp., Series A, 4.00% 2009                                                                             13,000           12,728
SLM Corp., Series A, 4.00% 2010                                                                             10,250            9,953
SLM Corp., Series A, 5.375% 2013                                                                            13,000           13,407
SLM Corp., Series A, 5.375% 2014                                                                            10,000           10,135
Household Finance Corp. 6.50% 2008                                                                           7,000            7,425
Household Finance Corp. 4.125% 2009                                                                         20,000           19,467
Household Finance Corp. 4.75% 2009                                                                           7,500            7,517
Household Finance Corp. 6.375% 2011                                                                         17,500           18,931
Household Finance Corp. 6.75% 2011                                                                           5,000            5,481
Household Finance Corp. 6.375% 2012                                                                         21,000           22,740
Household Finance Corp. 7.00% 2012                                                                           5,000            5,582
Midland Bank 3.063% Eurodollar note (undated)(3)                                                             4,000            3,520
Prudential Financial, Inc. 4.104% 2006                                                                      13,000           13,048
Prudential Insurance Co. of America 6.375% 2006(2)                                                           3,075            3,176
PRICOA Global Funding I, Series 2003-2, 3.90% 2008(2)                                                       16,500           16,175
PRICOA Global Funding I, Series 2004-4, 4.35% 2008(2)                                                       14,000           13,983
PRICOA Global Funding I 4.20% 2010(2)                                                                       16,000           15,663
Prudential Holdings, LLC, Series C, 8.695% 2023(2,5)                                                        19,500           24,740
CIT Group Inc. 3.65% 2007                                                                                   16,280           15,945
CIT Group Inc. 5.50% 2007                                                                                   10,000           10,246
CIT Group Inc. 7.375% 2007                                                                                  11,500           12,167
CIT Group Inc. 4.00% 2008                                                                                    4,000            3,931
CIT Group Inc. 3.375% 2009                                                                                  18,000           17,088
CIT Group Inc. 6.875% 2009                                                                                  11,500           12,436
CIT Group Inc. 7.75% 2012                                                                                    8,500            9,845
SocGen Real Estate Co. LLC, Series A, 7.64% (undated)(2,3)                                                  47,750           51,174
Societe Generale 7.85% (undated)(2,3)                                                                       25,000           26,689
CNA Financial Corp. 5.85% 2014                                                                              63,000           62,592
CNA Financial Corp. 7.25% 2023                                                                              10,000           10,857
XL Capital Finance (Europe) PLC 6.50% 2012                                                                   3,015            3,233
Mangrove Bay Pass Through Trust 6.102% 2033(2,3,5)                                                          69,635           69,288
International Lease Finance Corp. 3.75% 2007                                                                 8,000            7,896
International Lease Finance Corp. 4.35% 2008                                                                19,500           19,317
International Lease Finance Corp. 4.50% 2008                                                                 4,000            3,977
AIG SunAmerica Global Financing VII 5.85% 2008(2)                                                            7,750            8,084
International Lease Finance Corp., Series O, 4.55% 2009                                                     15,000           14,880
International Lease Finance Corp. 5.875% 2013                                                               12,850           13,265
EOP Operating LP 7.75% 2007                                                                                  6,500            6,999
EOP Operating LP 6.75% 2008                                                                                 10,495           11,091
EOP Operating LP 4.65% 2010                                                                                 29,500           28,871
EOP Operating LP 8.10% 2010                                                                                  3,750            4,264
EOP Operating LP 6.75% 2012                                                                                  4,125            4,481
EOP Operating LP 4.75% 2014                                                                                  7,500            7,046
ACE INA Holdings Inc. 5.875% 2014                                                                           42,750           43,583
ACE Capital Trust II 9.70% 2030                                                                             10,000           13,706
Monumental Global Funding Trust II, Series 2001-B, 6.05% 2006(2)                                             5,000            5,086
Monumental Global Funding II, Series 2003-F, 3.45% 2007(2)                                                  15,000           14,730
Monumental Global Funding Trust II, Series 2002-A, 5.20% 2007(2)                                            21,000           21,413
Monumental Global Funding II, Series 2004-B, 3.90% 2009(2)                                                  10,000            9,686
Capital One Bank 8.25% 2005                                                                                 12,000           12,111
Capital One Bank 6.875% 2006                                                                                15,000           15,360
Capital One Bank 4.875% 2008                                                                                20,000           20,158
Allstate Financial Global Funding LLC 5.25% 2007(2)                                                          6,000            6,114
Allstate Financial Global Funding LLC 4.25% 2008(2)                                                         19,250           19,080
Allstate Life Global Funding Trust, Series 2004-1, 4.50% 2009                                               15,000           14,960
Developers Diversified Realty Corp. 3.875% 2009                                                             16,500           15,908
Developers Diversified Realty Corp. 4.625% 2010                                                             23,150           22,607
Simon Property Group, LP 3.75% 2009                                                                         12,500           12,007
Simon Property Group, LP 4.875% 2010                                                                        20,000           19,799
Simon Property Group, LP 4.875% 2010                                                                         5,500            5,450
Genworth Financial, Inc. 3.16% 2007(3)                                                                      22,000           22,047
Genworth Financial, Inc. 4.75% 2009                                                                         13,795           13,832
ReliaStar Financial Corp. 8.00% 2006                                                                         9,250            9,802
ING Security Life Institutional Funding 2.70% 2007(2)                                                       25,000           24,298
MetLife, Inc. 3.911% 2005                                                                                   12,385           12,399
Metropolitan Life Global Funding I, Series 2004-10, 3.375% 2007(2)                                          20,000           19,492
United Dominion Realty Trust, Inc. 6.50% 2009                                                               17,375           18,412
United Dominion Realty Trust, Inc. 5.00% 2012                                                               13,500           13,139
HBOS Treasury Services PLC 3.75% 2008(2)                                                                    10,500           10,265
HBOS PLC 5.375% (undated)(2,3)                                                                              15,000           15,044
Bank of Scotland 7.00% (undated)(2,3)                                                                        4,225            4,472
Citigroup Inc. 4.25% 2009                                                                                    7,000            6,901
Citigroup Inc. 4.125% 2010                                                                                  20,000           19,468
U.S. Bank NA 4.125% 2008                                                                                    25,000           24,805
John Hancock Global Funding II, Series 2002-G, 5.00% 2007(2)                                                10,000           10,134
John Hancock Global Funding II, Series 2004-A, 3.50% 2009(2)                                                14,000           13,447
Nationwide Life Insurance Co. 5.35% 2007(2)                                                                  6,000            6,115
North Front Pass Through Trust 5.81% 2024(2,3,5)                                                            10,000            9,928
Nationwide Mutual Insurance Co. 7.875% 2033(2)                                                               5,000            6,033
World Savings Bank, FSB, Bank Notes, Series 2008-FXR, 4.125% 2008                                           21,000           20,825
National Westminster Bank PLC 7.75% (undated)(3)                                                             7,000            7,495
Assurant, Inc. 5.625% 2014                                                                                  20,000           20,342
J.P. Morgan Chase & Co. 4.50% 2010                                                                          10,000            9,859
J.P. Morgan Chase & Co. 6.625% 2012                                                                          4,500            4,927
J.P. Morgan Chase & Co. 5.75% 2013                                                                           4,000            4,163
JPM Capital Trust I, cumulative capital securities trust, 7.54% 2027                                           750              809
Westfield Capital Corp. Ltd. and WT Finance (Aust) Pty Ltd. and WEA Finance LLC
     4.375% 2010(2)                                                                                         20,000           19,514
Travelers Property Casualty Corp. 3.75% 2008                                                                 9,000            8,809
Travelers Property Casualty Corp. 5.00% 2013                                                                10,000            9,847
Archstone-Smith Operating Trust 5.625% 2014                                                                 17,750           18,108
Kimco Realty Corp., Series C, 4.82% 2011                                                                    15,000           14,740
Kimco Realty Corp. 6.00% 2012                                                                                2,750            2,917
Downey Financial Corp. 6.50% 2014                                                                           16,880           17,385
Countrywide Home Loans, Inc., Series M, 4.125% 2009                                                         12,500           12,056
Countrywide Home Loans, Inc., Series L, 4.00% 2011                                                           5,000            4,740
Liberty Mutual Group 6.50% 2035(2)                                                                          17,000           16,404
American Express Co. 4.75% 2009                                                                             15,000           15,116
Hospitality Properties Trust 6.75% 2013                                                                     13,345           14,345
Hartford Financial Services Group, Inc. 4.70% 2007                                                           3,750            3,770
Hartford Financial Services Group, Inc. 4.75% 2014                                                          10,000            9,613
Principal Life Insurance Co. 3.20% 2009                                                                     14,000           13,305
New York Life Global Funding 3.875% 2009(2)                                                                 13,500           13,228
MBNA America Bank, National Association 7.125% 2012                                                          7,650            8,534
MBNA Corp., Series F, 6.125% 2013                                                                            3,500            3,698
Federal Realty Investment Trust 6.125% 2007                                                                  4,000            4,137
Federal Realty Investment Trust 4.50% 2011                                                                   8,500            8,092
ERP Operating LP 4.75% 2009                                                                                 11,490           11,505
Bank of America Corp. 4.375% 2010                                                                           11,000           10,844
Abbey National PLC 6.70% (undated)(3)                                                                        5,790            6,123
Abbey National PLC 7.35% (undated)(3)                                                                        4,500            4,697
United Energy Distribution Pty Ltd., AMBAC insured, 4.70% 2011(2)                                           10,000            9,899
Principal Life Global Funding I 4.40% 2010(2)                                                               10,000            9,781
First Industrial, LP 6.875% 2012                                                                             8,625            9,376
ProLogis Trust 7.05% 2006                                                                                    4,000            4,141
ProLogis Trust 5.50% 2013                                                                                    5,000            5,022
Weingarten Realty Investors, Series A, 5.263% 2012                                                           9,000            9,091
Barclays Bank PLC 6.86% callable perpetual core tier one notes (undated)(2,3)                                3,000            3,370
Barclays Bank PLC 7.375% (undated)(2,3)                                                                      4,000            4,517
UFJ Finance Aruba AEC 6.75% 2013                                                                             6,625            7,144
City National Corp. 5.125% 2013                                                                              7,000            6,964
Bayerische Landesbank, Series F, 2.50% 2006                                                                  7,000            6,906
Zions Bancorporation 6.00% 2015                                                                              6,000            6,264
Jackson National Life Global Funding, Series 2002-1, 5.25% 2007(2)                                           6,000            6,147
Rouse Co. 7.20% 2012                                                                                         5,000            5,376
Credit Suisse First Boston (USA), Inc. 4.625% 2008                                                           5,000            5,026
Wells Fargo & Co. 4.125% 2008                                                                                5,000            4,960
Berkshire Hathaway Finance Corp. 4.125% 2010(2)                                                              4,500            4,395
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated)(2,3)                                        4,000            4,383
Bank of Nova Scotia 3.255% Eurodollar note (undated)(3)                                                      4,000            3,396
Den Norske CreditBank 3.14% (undated)(3)                                                                     3,000            2,665
Canadian Imperial Bank of Commerce 3.313% Eurodollar note 2085(3)                                            1,600            1,360
                                                                                                                          1,769,215

CONSUMER DISCRETIONARY -- 2.59%
General Motors Acceptance Corp. 3.56% 2007(3)                                                               25,000           23,967
General Motors Acceptance Corp. 7.75% 2010                                                                  27,250           26,199
General Motors Acceptance Corp. 6.875% 2011                                                                 68,000           61,606
General Motors Corp. 7.20% 2011                                                                             30,000           27,114
General Motors Acceptance Corp. 7.25% 2011                                                                   5,000            4,648
General Motors Acceptance Corp. 7.00% 2012                                                                  48,500           43,868
General Motors Acceptance Corp. 5.11% 2014(3)                                                               15,000           12,914
General Motors Acceptance Corp. 8.00% 2031                                                                  20,750           18,115
Ford Motor Credit Co. 6.50% 2007                                                                             6,000            6,063
Ford Motor Credit Co. 6.75% 2008                                                                             2,700            2,712
Ford Motor Credit Co. 7.375% 2009                                                                           95,750           96,260
Ford Motor Credit Co. 4.05% 2010(3)                                                                          5,000            4,854
Ford Motor Credit Co. 7.875% 2010                                                                           50,000           50,958
Ford Motor Credit Co. 7.375% 2011                                                                           34,250           34,068
Ford Motor Co. 7.45% 2031                                                                                   20,550           18,639
Clear Channel Communications, Inc. 6.00% 2006                                                                2,000            2,039
Clear Channel Communications, Inc. 4.625% 2008                                                              15,000           14,837
Chancellor Media Corp. of Los Angeles 8.00% 2008                                                            19,500           21,033
Clear Channel Communications, Inc. 7.65% 2010                                                                5,000            5,480
Clear Channel Communications, Inc. 5.75% 2013                                                               13,000           12,814
Clear Channel Communications, Inc. 5.50% 2014                                                               43,500           41,612
Cox Communications, Inc. 7.75% 2006                                                                         10,000           10,441
Cox Communications, Inc. 4.625% 2010(2)                                                                     32,500           31,614
Cox Communications, Inc. 7.75% 2010                                                                         15,000           16,679
Cox Communications, Inc. 4.625% 2013                                                                         9,000            8,400
Cox Communications, Inc. 5.45% 2014(2)                                                                      15,500           15,117
Time Warner Inc. 8.18% 2007                                                                                  3,000            3,233
AOL Time Warner Inc. 6.875% 2012                                                                            56,500           61,790
AOL Time Warner Inc. 7.625% 2031                                                                            13,000           15,319
DaimlerChrysler North America Holding Corp. 6.40% 2006                                                       9,000            9,194
DaimlerChrysler North America Holding Corp. 4.05% 2008                                                       7,250            7,046
DaimlerChrysler North America Holding Corp. 4.75% 2008                                                      10,000            9,959
DaimlerChrysler North America Holding Corp. 7.20% 2009                                                       3,000            3,233
DaimlerChrysler North America Holding Corp. 7.75% 2011                                                      13,160           14,608
DaimlerChrysler North America Holding Corp. 7.30% 2012                                                      10,750           11,737
DaimlerChrysler North America Holding Corp. 6.50% 2013                                                       7,000            7,292
May Department Stores Co. 3.95% 2007                                                                        20,500           20,230
May Department Stores Co. 4.80% 2009                                                                        43,000           42,778
Comcast Cable Communications, Inc. 8.375% 2007                                                              19,000           20,476
Comcast Cable Communications, Inc. 6.875% 2009                                                              13,000           13,961
Comcast Corp. 6.50% 2015                                                                                     6,750            7,238
TCI Communications, Inc. 8.75% 2015                                                                          2,670            3,345
Comcast Corp. 7.05% 2033                                                                                     9,250           10,380
Toll Brothers, Inc. 6.875% 2012                                                                             17,750           18,975
Toll Brothers, Inc. 4.95% 2014                                                                              35,000           33,121
Liberty Media Corp. 7.875% 2009                                                                              4,500            4,875
Liberty Media Corp. 8.50% 2029                                                                              10,000           10,375
Liberty Media Corp. 8.25% 2030                                                                              35,250           35,839
Pulte Homes, Inc. 4.875% 2009                                                                               21,625           21,355
Pulte Homes, Inc. 6.25% 2013                                                                                 5,000            5,163
Pulte Homes, Inc. 7.875% 2032                                                                               10,250           11,856
Viacom Inc. 5.625% 2007                                                                                      7,500            7,680
Viacom Inc. 7.70% 2010                                                                                       8,000            8,953
Viacom Inc. 6.625% 2011                                                                                     20,000           21,543
Harrah's Operating Co., Inc. 5.50% 2010                                                                     27,315           27,819
Hyatt Equities, LLC 6.875% 2007(2)                                                                          22,760           23,519
Univision Communications Inc. 2.875% 2006                                                                   10,000            9,802
Univision Communications Inc. 3.875% 2008                                                                    2,700            2,627
Univision Communications Inc. 7.85% 2011                                                                     7,000            7,987
Cox Radio, Inc. 6.625% 2006                                                                                 17,495           17,840
Hilton Hotels Corp. 7.625% 2012                                                                             13,788           15,765
Centex Corp. 4.75% 2008                                                                                     15,000           15,008
Jones Apparel Group, Inc. 4.25% 2009(2)                                                                     15,000           14,377
Office Depot, Inc. 6.25% 2013                                                                                7,610            7,857
MDC Holdings, Inc. 5.50% 2013                                                                                5,000            4,943
Carnival Corp. 3.75% 2007                                                                                    5,000            4,917
Gannett Co., Inc. 4.95% 2005                                                                                 4,125            4,125
Lennar Corp. 5.95% 2013                                                                                      4,000            4,121
                                                                                                                          1,214,312

ASSET-BACKED OBLIGATIONS(5) -- 2.16%
CWABS, Inc., Series 2004-10, Class AF- 4, 4.506% 2032                                                       10,000            9,786
CWABS, Inc., Series 2004-15, Class AF-4, 4.614% 2032                                                         3,500            3,433
CWABS, Inc., Series 2004-9, Class AF-4, 4.649% 2032                                                          6,741            6,639
CWABS, Inc., Series 2004-12, Class 2-AV-2, 3.13% 2033(3)                                                    10,000           10,030
CWABS, Inc., Series 2004-15, Class 2-AV-2, 3.12% 2034(3)                                                    30,000           30,014
CWABS, Inc., Series 2004-BC1, Class M-1, 3.35% 2034(3)                                                      14,000           14,009
CWABS, Inc., Series 2004-10, Class AF-6, 4.485% 2034                                                        16,000           15,588
ARG Funding Corp., Series 2005-1, Class A-1, MBIA insured, 4.02% 2009(2)                                    23,400           23,114
ARG Funding Corp., Series 2005-2, Class A-1, AMBAC insured, 4.54% 2009(2)                                    4,500            4,504
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2010(2)                                     8,000            7,838
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011(2,3)                                 49,500           49,609
Residential Asset Securities Corp. Trust, Series 2003-KS10, Class A-I-2, 2.71% 2026                          9,200            9,158
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031                          11,340           11,572
Residential Asset Securities Corp. Trust, Series 2004-KS9, Class A-I-4, FGIC insured, 4.61% 2034            10,000            9,847
Residential Asset Securities Corp. Trust, Series 2003-KS6, Class A-2, 3.15% 2033(3)                          4,597            4,605
Residential Asset Securities Corp. Trust, Series 2003-KS8, Class A-I-6, 4.83% 2033                           8,500            8,443
Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-I-2, 2.64% 2035(3)                      23,000           23,007
Drive Auto Receivables Trust, Series 2002-1, Class A-4, MBIA insured, 4.09% 2008(2)                          7,000            7,025
Drive Auto Receivables Trust, Series 2004-1, Class A-4, MBIA insured, 4.14% 2010(2)                         22,000           21,917
Drive Auto Receivables Trust, Series 2005-1, Class A-4, MBIA insured, 4.01% 2012                            28,125           27,870
Wells Fargo Home Equity Trust, Series 2004-2, Class AI-5, 4.89% 2028                                        48,600           47,699
New Century Home Equity Loan Trust, Series 2004-A, Class A-II-5, FGIC insured, 5.25% 2034                   10,000           10,087
New Century Home Equity Loan Trust, Series 2004-A, Class A-II-6, FGIC insured, 5.65% 2034                   34,977           35,152
Residential Asset Mortgage Products Trust, Series 2004-RS3, Class A-I-2, 3.052% 2029                        12,000           11,807
Residential Asset Mortgage Products Trust, Series 2003-RZ4, Class A-7, 4.79% 2033(3)                         8,500            8,414
Residential Asset Mortgage Products Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033                        9,000            8,893
Residential Asset Mortgage Products Trust, Series 2003-RS9, Class A-I-7, 5.06% 2033                         13,381           13,362
CPS Auto Receivables Trust, Series 2003-A, Class A-2, XLCA insured, 2.89% 2009(2)                            3,058            3,014
CPS Auto Receivables Trust, Series 2002-B, Class A-2, XLCA insured, 3.50% 2009(2)                            1,054            1,054
CPS Auto Receivables Trust, Series 2003-D, Class A-2, FSA insured, 3.56% 2010(2)                             9,998            9,911
CPS Auto Receivables Trust, Series 2004-B, Class A-2, XLCA insured, 3.56% 2011(2)                           19,097           18,963
Morgan Stanley ABS Capital I, Inc., Series 2004-OP1, Class A-2B, 3.14% 2034(3)                              17,000           17,075
Morgan Stanley ABS Capital I, Inc., Series 2004-NC3, Class M-1, 3.38% 2034(3)                               15,000           15,009
Metris Master Trust, Series 2001-2, Class A, 3.17% 2009(3)                                                  30,500           30,522
Ameriquest Mortgage Securities Inc., Series 2004-R4, Class M-1, 3.40% 2034(3)                               30,000           30,013
AmeriCredit Automobile Receivables Trust, Series 2003-CF, Class A-4, FSA insured, 3.48% 2010                15,000           14,882
AmeriCredit Automobile Receivables Trust, Series 2004-A-F, Class A-4, FSA insured, 2.87% 2011               14,000           13,718
Long Beach Acceptance Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 2.841% 2010(3)         10,000            9,773
Long Beach Acceptance Auto Receivables Trust, Series 2004-C, Class A-4, FSA insured, 3.777% 2011            17,150           16,879
Drivetime Auto Owner Trust, Series 2004-A, Class A-3, XLCA insured, 2.419% 2008(2)                          15,000           14,723
Drivetime Auto Owner Trust, Series 2003-C, Class A-3, MBIA insured, 2.715% 2009(2)                          12,000           11,919
Prestige Auto Receivables Trust, Series 2003-1, Class A-2, FSA insured, 2.41% 2010(2)                        2,875            2,852
Prestige Auto Receivables Trust, Series 2004-1, Class A-2, FSA insured, 3.69% 2011(2)                       18,274           18,191
WFS Financial Owner Trust, Series 2002-3, Class A-4, 3.50% 2010                                              5,000            4,993
WFS Financial Owner Trust, Series 2004-1, Class C, 2.49% 2011                                                4,160            4,089
WFS Financial Owner Trust, Series 2004-1, Class A-4, 2.81% 2011                                             12,000           11,709
Impac CMB Trust, Series 2004-6, Class 1-A-1, 3.25% 2034(3)                                                  11,136           11,222
Impac CMB Grantor Trust, Series 2004-6, Class M-2, 3.45% 2034(3)                                             8,627            8,674
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 1.579% 2019(2,3)                               19,665           19,665
Net Lease Funding LP, Series 2005-1, Class A-A1, MBIA insured, 4.258% 2014(2)                               19,760           19,572
MMCA Auto Owner Trust, Series 2001-2, Class B, 5.75% 2007                                                      625              628
MMCA Auto Owner Trust, Series 2001-4, Class B, 4.84% 2008                                                    1,095            1,098
MMCA Auto Owner Trust, Series 2002-4, Class A-4, 3.05% 2009                                                  7,000            6,943
MMCA Auto Owner Trust, Series 2002-2, Class A-4, 4.30% 2010                                                 10,539           10,538
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011                                      14,705           14,575
Chase Credit Card Owner Trust, Series 2003-4, Class B, 3.46% 2016(3)                                        14,000           14,412
MBNA Credit Card Master Note Trust, Series 2002-1, Class C, 6.80% 2014                                      12,500           13,613
Long Beach Mortgage Loan Trust, Series 2004-A, Class M-1, 3.35% 2024(3)                                     13,250           13,281
Home Equity Asset Trust, Series 2004-2, Class M-1, 3.38% 2034(3)                                            11,000           11,023
First Investors Auto Owners Trust, Series 2003-A, Class A, MBIA insured, 2.58% 2011(2)                      11,103           10,932
Hyundai Auto Receivables Trust, Series 2002-A, Class C, 3.91% 2009(2)                                       10,500           10,462
Franklin Auto Trust, Series 2002-1, Class A-4, MBIA insured, 4.51% 2010                                      9,825            9,895
Capital One Auto Finance Trust, Series 2004-B, Class A-3, MBIA insured, 2.96% 2009                          10,000            9,870
Bear Stearns Asset Backed Securities I Trust, Series 2004-HE11, Class I-A-2, 3.15% 2033(3)                   9,500            9,535
Banco Itau SA, Series 2002-2, XLCA insured, 3.946% 2006(2,3)                                                 4,667            4,643
Banco Itau SA, Series 2002, XLCA insured, 3.996% 2007(2,3)                                                   4,566            4,532
Merrill Lynch Mortgage Investors, Inc., Series 2002-NC1, Class M-1, 3.55% 2033(3)                            4,974            5,001
Merrill Lynch Mortgage Investors, Inc., Series 2002-NC1, Class M-2, 4.05% 2033(3)                            4,000            4,035
CitiFinancial Mortgage Securities Inc., Series 2003-3, Class AF-5, 4.553% 2033                               8,000            7,820
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-7, 7.05% 2009                                           7,000            7,317
World Financial Network Credit Card Master Note Trust, Series 2004-A, Class B, 3.31% 2013(3)                 7,000            7,032
Centex Home Equity Loan Trust, Series 2003-A, Class AF-3, 2.708% 2026                                        1,715            1,710
Centex Home Equity Loan Trust, Series 2003-C, Class AF-6, 4.81% 2033                                         5,000            5,004
California Infrastructure and Economic Development Bank, Special Purpose Trust, SCE-1,
     Series 1997-1, Class A-6, 6.38% 2008                                                                    1,833            1,876
California Infrastructure and Economic Development Bank, Special Purpose Trust, PG&E-1,
     Series 1997-1, Class A-7, 6.42% 2008                                                                    4,569            4,670
Household Automotive Trust, Series 2001-3, Class A-4, 4.37% 2008                                             6,447            6,483
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-3, 5.70% 2023                                      6,000            6,097
UPFC Auto Receivables Trust, Series 2004-A, Class A-3, AMBAC insured, 3.27% 2010                             6,150            6,054
Specialty Underwriting and Residential Finance Trust, Series 2004-BC4, Class A-2B, 3.16% 2035(3)             6,000            6,009
Saxon Asset Securities Trust, Series 2004-2, Class AF-5, 4.99% 2035                                          5,850            5,893
Poplar ABS Mortgage Pass Through Trust, Series 2004-4, Class AF-4, 4.628% 2034(5)                            5,650            5,578
PF Export Receivables Master Trust, Series 2001-B, MBIA insured, 6.60% 2011(2)                               5,100            5,423
Nordstrom Credit Card Master Note Trust, Series 2002-1, Class B, 3.51% 2010(2,3)                             5,000            5,035
Structured Asset Investment Loan Trust, Series 2004-BNC2, Class A-4, 3.17% 2034(3)                           4,450            4,475
Household Private Label Credit Card Master Note Trust I, Series 2002-1, Class B, 3.36% 2011(3)               4,000            4,012
SeaWest Securitization, LLC, Series 2003-A, Class A-2, XLCA insured, 2.84% 2009(2)                           4,023            4,009
Triad Automobile Receivables Trust, Series 2002-1, Class A-3, AMBAC insured, 3.00% 2009(2)                   3,850            3,839
Financial Pacific Funding II, LLC, Series 2003-A, Class A, FSA insured, 2.29% 2009(2)                        3,274            3,228
CIT Equipment Collateral, Series 2002-VT1, Class B, 3.97% 2009                                                 929              920
CIT Equipment Collateral, Series 2002-VT1, Class C, 4.44% 2009                                               1,885            1,870
New South Motor Vehicle Trust, Series 2002-A, Class A-3, AMBAC insured, 3.03% 2010                           2,488            2,484
Providian Master Trust, Series 2000-1, Class C, 4.00% 2009(2,3)                                              2,482            2,483
Pass-through Amortizing Credit Card Trusts, Series 2002-1A, Class A-2FX, 4.685% 2012(2)                      1,242            1,244
Pass-through Amortizing Credit Card Trusts, Series 2002-1A, Class A-3FX, 6.298% 2012(2)                      1,022            1,022
Chase Funding Trust, Series 2003-1, Class IA-3, 3.14% 2023                                                   1,224            1,221
Triad Automobile Receivables Trust, Series 2002-A, Class A-3, AMBAC insured, 2.62% 2007                        850              850
Conseco Finance Manufactured Housing Contract Trust, Series 2001-3, Class A-2, 5.16% 2033                      670              672
                                                                                                                          1,011,190

TELECOMMUNICATION SERVICES -- 1.64%
Sprint Capital Corp. 4.78% 2006                                                                              6,000            6,039
Sprint Capital Corp. 6.375% 2009                                                                               750              793
Sprint Capital Corp. 7.625% 2011                                                                            64,250           71,602
Sprint Capital Corp. 8.375% 2012                                                                            35,000           40,960
Sprint Capital Corp. 6.90% 2019                                                                             11,650           12,647
Sprint Capital Corp. 6.875% 2028                                                                             5,000            5,369
SBC Communications Inc. 4.125% 2009                                                                         52,420           51,036
SBC Communications Inc. 5.10% 2014                                                                          57,500           56,148
SBC Communications Inc. 5.625% 2016                                                                         25,000           25,150
Deutsche Telekom International Finance BV 8.50% 2010(3)                                                     33,750           38,857
Deutsche Telekom International Finance BV 5.25% 2013                                                        30,000           30,136
BellSouth Corp. 4.20% 2009                                                                                  60,250           58,932
BellSouth Corp. 4.75% 2012                                                                                   5,000            4,890
Cingular Wireless LLC 5.625% 2006                                                                            5,000            5,110
TeleCorp PCS, Inc. 10.625% 2010                                                                              4,750            5,089
AT&T Wireless Services, Inc. 7.875% 2011                                                                    12,170           13,859
AT&T Wireless Services, Inc. 8.125% 2012                                                                    25,230           29,515
Verizon Global Funding Corp. 7.25% 2010                                                                     30,000           33,332
Verizon Global Funding Corp. 7.75% 2030                                                                     10,000           12,123
Vodafone Group PLC 7.75% 2010                                                                               40,000           45,223
British Telecommunications PLC 7.00% 2007                                                                   10,000           10,500
British Telecommunications PLC 8.375% 2010(3)                                                               28,500           33,150
Telecom Italia Capital SA, Series A, 4.00% 2008                                                             20,000           19,493
Telecom Italia Capital SA 4.95% 2014(2)                                                                     21,250           20,393
Koninklijke KPN NV 8.00% 2010                                                                               27,500           31,444
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006                                             27,375           27,899
ALLTEL Corp. 4.656% 2007                                                                                    23,500           23,655
France Telecom 8.50% 2011(3)                                                                                17,250           19,762
CenturyTel, Inc., Series M, 5.00% 2015                                                                      15,000           14,085
PCCW-HKT Capital Ltd. 8.00% 2011(2,3)                                                                       10,000           11,323
Singapore Telecommunications Ltd. 6.375% 2011(2)                                                            10,000           10,789
                                                                                                                            769,303

INDUSTRIALS -- 1.11%
General Electric Capital Corp., Series A, 5.00% 2007                                                        20,000           20,310
General Electric Capital Corp., Series A, 5.375% 2007                                                        7,000            7,155
General Electric Capital Corp., Series A, 3.50% 2008                                                        13,000           12,663
General Electric Capital Corp., Series A, 6.00% 2012                                                         8,000            8,536
General Electric Co. 5.00% 2013                                                                             23,000           23,003
Tyco International Group SA 6.125% 2008                                                                      8,000            8,402
Tyco International Group SA 6.375% 2011                                                                     40,425           43,213
Cendant Corp. 6.875% 2006                                                                                   10,835           11,218
Cendant Corp. 6.25% 2008                                                                                    11,750           12,238
Cendant Corp. 7.375% 2013                                                                                   22,000           24,891
John Deere Capital Corp. 3.90% 2008                                                                          7,500            7,392
John Deere Capital Corp., Series D, 3.75% 2009                                                              12,000           11,647
John Deere Capital Corp., Series D, 4.125% 2010                                                             20,000           19,533
Deere & Co. 8.95% 2019                                                                                       7,760            8,950
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011(2,5)                                        14,773           15,802
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013(2,5)                          21,701           23,536
Union Pacific Railroad Co. Pass Through Trust, Series 2004-2, 5.214% 2014(2,5)                              10,000            9,918
Union Pacific Railroad Co. Pass Through Trust, Series 2002-1, 6.061% 2023(5)                                 6,775            7,216
Union Pacific Railroad Co. Pass Through Trust, Series 2004-1, 5.404% 2025(5)                                19,211           19,260
Hutchison Whampoa International Ltd. 7.00% 2011(2)                                                           3,500            3,815
Hutchison Whampoa International Ltd. 6.50% 2013(2)                                                          21,500           22,734
Hutchison Whampoa Finance Ltd., Series B, 7.45% 2017(2)                                                      2,750            3,089
Northrop Grumman Corp. 4.079% 2006                                                                          25,000           24,977
Northwest Airlines, Inc., Series 2001-1, Class A-2, 6.841% 2012                                              3,000            2,969
Northwest Airlines, Inc., Series 1999-2, Class A, 7.575% 2020(5)                                             5,435            5,499
Northwest Airlines, Inc., Series 1999-3, Class G, 7.935% 2020(5)                                             8,486            9,258
Northwest Airlines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.264% 2021(5)                             1,886            1,950
Northwest Airlines, Inc., Series 2001-1, Class A-1, 7.041% 2023(5)                                           4,340            4,296
Bombardier Inc. 6.30% 2014(2)                                                                               26,820           22,663
Raytheon Co. 6.50% 2005                                                                                      2,406            2,426
Raytheon Co. 4.85% 2011                                                                                     20,000           19,958
American Airlines, Inc., Series 2003-1, Class G, AMBAC insured, 3.857% 2010(5)                               8,169            7,927
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012(5)                                            6,016            6,092
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013                                               5,000            5,111
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011                                            5,000            4,805
Continental Airlines, Inc., Series 1999-2, Class A-2, 7.056% 2011(5)                                         3,085            3,084
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019(5)                                           2,486            2,361
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019(5)                                            2,028            1,991
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020(5)                                           4,493            3,827
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 2021(5)                                         1,837            1,840
Southwest Airlines Co. 6.50% 2012                                                                           11,500           12,269
Southwest Airlines Co. 5.25% 2014                                                                            5,000            4,828
Caterpillar Inc. 4.50% 2009                                                                                 13,000           12,923
Canadian National Railway Co. 4.25% 2009                                                                     9,550            9,427
Waste Management, Inc. 6.50% 2008                                                                            8,500            9,018
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 2012                                                  3,300            3,078
Delta Air Lines, Inc., Series 2001-1, Class A-2, 7.111% 2013                                                 5,000            4,732
America West Airlines, Inc., Series 2000-1, Class G, AMBAC insured, 8.057% 2022(5)                           3,556            3,869
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2002-1, 5.943% 2022(5)               3,682            3,865
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023(2,5)             2,240            2,271
                                                                                                                            521,835

UTILITIES -- 0.71%
Duke Capital LLC 4.331% 2006                                                                                 9,700            9,710
Duke Capital Corp. 4.37% 2009                                                                               21,075           20,737
Duke Energy Corp., First and Refunding Mortgage Bonds, 4.50% 2010                                            2,250            2,229
Duke Capital Corp. 6.25% 2013                                                                               10,000           10,569
Duke Capital Corp. 5.50% 2014                                                                                9,000            8,993
PSEG Power LLC 3.75% 2009                                                                                   14,700           14,171
PSEG Power LLC 7.75% 2011                                                                                   15,000           17,106
PSEG Power LLC 5.00% 2014                                                                                   13,250           12,995
Pacific Gas and Electric Co., First Mortgage Bonds, 3.60% 2009                                               9,500            9,150
Pacific Gas and Electric Co., First Mortgage Bonds, 4.80% 2014                                              11,500           11,214
Pacific Gas and Electric Co., First Mortgage Bonds, 6.05% 2034                                              20,000           20,607
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007                                                  7,785            7,941
Dominion Resources, Inc., Series 2002-D, 5.125% 2009                                                         6,250            6,342
Virginia Electric and Power Co., Series 2003-B, 4.50% 2010                                                   3,500            3,426
Dominion Resources, Inc., Series 2002-B, 6.25% 2012                                                          8,250            8,848
Dominion Resources, Inc., Series E, 6.30% 2033                                                               4,000            4,150
Ameren Corp. 4.263% 2007                                                                                    12,150           12,129
Cilcorp Inc. 8.70% 2009                                                                                     13,000           14,898
Exelon Generation Co., LLC 6.95% 2011                                                                       19,520           21,501
NiSource Finance Corp. 7.625% 2005                                                                          10,000           10,231
NiSource Finance Corp. 6.15% 2013                                                                            6,000            6,381
Southern California Edison, First and Ref. Mortgage Bonds, Series 2005-A, 5.00% 2016                        16,000           15,723
Consolidated Edison Co. of New York, Inc., Series 2004-C, 4.70% 2009                                        15,000           15,095
TXU Corp., Series O, 4.80% 2009(2)                                                                           5,000            4,849
Oncor Electric Delivery Co. 6.375% 2012                                                                      8,600            9,233
SP PowerAssets Ltd. 3.80% 2008(2)                                                                           11,500           11,223
Constellation Energy Group, Inc. 6.125% 2009                                                                 8,750            9,229
Appalachian Power Co., Series G, 3.60% 2008                                                                  9,000            8,740
Alabama Power Co., Series U, 2.65% 2006                                                                      7,000            6,939
Kern River Funding Corp. 4.893% 2018(2,5)                                                                    6,419            6,415
Tri-State Generation and Transmission Association Inc., Pass Through Trust,
     Series 2003-A, 6.04% 2018(2,5)                                                                          5,365            5,621
Israel Electric Corp. Ltd. 7.75% 2009(2)                                                                     5,000            5,463
                                                                                                                            331,858

MATERIALS -- 0.61%
International Paper Co. 4.00% 2010                                                                          15,000           14,444
International Paper Co. 6.75% 2011                                                                          15,000           16,467
International Paper Co. 5.85% 2012                                                                          10,000           10,437
International Paper Co. 5.50% 2014                                                                          13,000           13,248
International Paper Co. 5.25% 2016                                                                          20,000           19,697
Norske Skogindustrier ASA 7.625% 2011(2)                                                                    19,730           22,267
Norske Skogindustrier ASA 6.125% 2015(2)                                                                    26,950           27,909
Norske Skogindustrier ASA 7.125% 2033(2)                                                                    11,800           13,182
Alcan Inc. 5.20% 2014                                                                                       37,000           37,321
Weyerhaeuser Co. 5.95% 2008                                                                                  6,330            6,605
Weyerhaeuser Co. 5.25% 2009                                                                                 15,111           15,421
Weyerhaeuser Co. 6.75% 2012                                                                                 12,000           13,199
ICI Wilmington, Inc. 5.625% 2013                                                                            22,100           22,431
Temple-Inland Inc. 7.875% 2012                                                                              19,500           22,042
SCA Coordination Center NV 4.50% 2015(2)                                                                    18,000           16,908
Dow Chemical Pass Through Trust, Series 2004, 4.027% 2009(2,5)                                              11,750           11,332
Packaging Corp. of America 4.375% 2008                                                                       4,000            3,912
                                                                                                                            286,822

HEALTH CARE -- 0.39%
Cardinal Health, Inc. 6.75% 2011                                                                             7,750            8,363
Cardinal Health, Inc. 4.00% 2015                                                                            50,000           44,293
Aetna Inc. 7.375% 2006                                                                                      24,486           25,204
Aetna Inc. 7.875% 2011                                                                                      10,000           11,502
Wyeth 4.375% 2008(3)                                                                                        10,000            9,941
Wyeth 5.50% 2013(3)                                                                                         13,500           13,745
Amgen Inc. 4.00% 2009(2)                                                                                    21,000           20,476
UnitedHealth Group Inc. 7.50% 2005                                                                           4,750            4,845
UnitedHealth Group Inc. 3.75% 2009                                                                          15,000           14,569
Humana Inc. 7.25% 2006                                                                                      14,900           15,440
Humana Inc. 6.30% 2018                                                                                       1,000            1,042
Columbia/HCA Healthcare Corp. 8.85% 2007                                                                     6,000            6,402
Schering-Plough Corp. 5.30% 2013                                                                             6,250            6,396
                                                                                                                            182,218

MUNICIPALS -- 0.35%
State of California, Golden State Tobacco Securitization Corp., Tobacco
     Settlement Asset-backed Bonds, Series 2003-A1, 5.00% 2021                                              14,995           15,108
State of California, Golden State Tobacco Securitization Corp., Tobacco
     Settlement Asset-backed Bonds, Series 2003-A1, 6.25% 2033                                              43,070           44,130
State of New Jersey, Tobacco Settlement Fncg. Corp., Tobacco Settlement
     Asset-backed Bonds, Series 2003, 4.375% 2019                                                           15,400           15,410
State of New Jersey, Tobacco Settlement Fncg. Corp., Tobacco Settlement
     Asset-backed Bonds, Series 2003, 6.125% 2024                                                            5,000            5,080
State of New Jersey, Tobacco Settlement Fncg. Corp., Tobacco Settlement
     Asset-backed Bonds, Series 2002, 5.75% 2032                                                            10,190           10,154
State of South Dakota, Educational Enhancement Funding Corp., Tobacco
     Settlement Asset-backed Bonds, Series 2002-A, Class A, 6.72% 2025                                      20,806           19,254
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco
     Settlement Asset-backed Bonds, 6.125% 2027                                                             14,470           14,703
State of Louisiana, Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2030                 10,835           10,596
California Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-E, 4.33% 2006                      9,040            9,061
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
     Series 2001-A, Class A, 6.36% 2025                                                                      5,967            6,016
Texas Public Fin. Auth., Unemployment Compensation Obligation Assessment, Rev. Bonds,
     Series 2003-B, 2.875% 2006                                                                              6,000            5,875
California, Los Angeles County Metropolitan Transportation Auth., General Rev. Ref. Bonds
     (Workers' Compensation Funding Program), Series 2003, AMBAC insured, 4.17% 2009                         5,000            4,925
State of New York, Sales Tax Asset Receivable Corp., Taxable Rev. Bonds,
     Series 2005-B, FGIC insured, 4.06% 2010                                                                 5,000            4,853
                                                                                                                            165,165

INFORMATION TECHNOLOGY -- 0.30%
Electronic Data Systems Corp. 7.125% 2009                                                                   12,500           13,448
Electronic Data Systems Corp., Series B, 6.50% 2013(3)                                                      63,250           64,788
Motorola, Inc. 4.608% 2007                                                                                  15,000           15,048
Motorola, Inc. 8.00% 2011                                                                                   28,320           32,820
Motorola, Inc. 5.22% 2097                                                                                   10,314            8,300
Jabil Circuit, Inc. 5.875% 2010                                                                              5,000            5,169
                                                                                                                            139,573

CONSUMER STAPLES -- 0.21%
CVS Corp. 4.00% 2009                                                                                         5,000            4,884
CVS Corp. 6.117% 2013(2,5)                                                                                  10,008           10,534
CVS Corp. 5.789% 2026(2,5)                                                                                  21,388           21,800
CVS Corp. 5.298% 2027(2,5)                                                                                  29,080           29,109
SUPERVALU INC. 7.50% 2012                                                                                   12,935           14,860
Unilever Capital Corp. 5.90% 2032                                                                           10,000           10,504
Costco Wholesale Corp. 5.50% 2007                                                                            4,750            4,874
                                                                                                                             96,565


                                                                                                  Principal amount     Market value
Bonds & notes                                                                                                (000)            (000)

ENERGY -- 0.10%
Sunoco, Inc. 4.875% 2014                                                                                 $  15,000   $       14,610
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009(2,5)                                                  13,936           13,616
Pemex Finance Ltd. 9.69% 2009(5)                                                                             9,324           10,349
Devon Financing Corp., ULC 6.875% 2011                                                                       5,000            5,512
OXYMAR 7.50% 2016(2)                                                                                         4,000            4,116
                                                                                                                             48,203


NON U.S. GOVERNMENT -- 0.06%
United Mexican States Government Global 4.625% 2008                                                          3,500            3,461
United Mexican States Government Global 10.375% 2009                                                         6,500            7,699
United Mexican States Government Global 6.375% 2013                                                         10,000           10,400
State of Qatar 9.75% 2030                                                                                    5,000            7,219
                                                                                                                             28,779


Total bonds & notes (cost: $13,480,262,000)                                                                              13,494,314


Short-term securities -- 2.96%

Freddie Mac 2.55%-2.865% due 4/21-6/14/2005                                                                122,560          122,131
Variable Funding Capital Corp. 2.60%-2.83% due 4/13-5/24/2005(2)                                           119,800          119,571
Clipper Receivables Co. LLC 2.63%-2.80% due 4/8-5/20/2005(2)                                               100,000           99,844
Ciesco LLC 2.59%-2.96% due 4/13-6/7/2005                                                                    65,150           64,953
CAFCO LLC 2.63% due 4/14/2005(2)                                                                            25,000           24,974
Coca-Cola Co. 2.66%-2.83% due 5/2-5/31/2005                                                                 89,600           89,214
Bank of America Corp. 2.51%-2.78% due 4/6-5/16/2005                                                         85,700           85,588
Three Pillars Funding, LLC 2.62% 2.79% due 4/7-4/20/2005(2)                                                 78,170           78,071
Hewlett-Packard Co. 2.66% 2.72% due 4/26-4/29/2005(2)                                                       75,000           74,851
U.S. Treasury Bills 2.18%-2.806% due 4/14-5/5/2005                                                          60,600           60,508
FCAR Owner Trust I 2.58% due 4/5/2005                                                                       50,000           49,984
American General Finance Inc. 2.76% due 4/19/2005                                                           50,000           49,927
IBM Corp. 2.75% due 5/3/2005                                                                                50,000           49,874
Caterpillar Financial Services Corp. 2.70%-2.75% due 4/15-4/28/2005                                         48,800           48,721
Exxon Asset Management Co. 2.48% due 4/11/2005(2)                                                           47,000           46,964
Gannett Co. 2.57% due 4/20/2005(2,6)                                                                        45,000           44,936
Procter & Gamble Co. 2.57%-2.93% due 4/25-6/21/2005(2)                                                      38,800           38,723
Preferred Receivables Funding Corp. 2.88% due 5/20/2005(2)                                                  38,700           38,545
Federal Home Loan Bank 2.64% due 5/6/2005                                                                   35,200           35,112
New Center Asset Trust Plus 2.64% due 4/22/2005                                                             30,000           29,956
Federal Farm Credit Banks 2.50% due 4/18/2005                                                               26,200           26,169
Private Export Funding Corp. 2.56% due 4/19/2005(2)                                                         25,800           25,766
Wells Fargo & Co. 2.57% due 4/8/2005                                                                        25,000           25,000
Abbott Laboratories Inc. 2.59% due 4/12/2005(2)                                                             16,200           16,186
Medtronic Inc. 2.72% due 4/22/2005(2)                                                                       15,500           15,474
BellSouth Corp. 2.60% due 4/4/2005(2)                                                                       14,400           14,396
Harley-Davidson Funding Corp. 2.83% due 5/20/2005(2,6)                                                      10,100           10,060

Total short-term securities (cost: $1,385,456,000)                                                                        1,385,498


Total investment securities (cost: $43,187,193,000)                                                                      46,712,759
Other assets less liabilities                                                                                               162,967

Net assets                                                                                                              $46,875,726


"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, was $2,197,794,000, which represented 4.69% of the net assets of the fund.
(3) Coupon rate may change periodically.
(4) Index-linked bond whose principal amount moves with a government retail price index.
(5) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(6) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts


Federal income tax information                          (dollars in thousands)

Gross unrealized appreciation on investment securities                                                         $  4,668,280
Gross unrealized depreciation on investment securities                                                           (1,145,191)
Net unrealized appreciation on investment securities                                                              3,523,089
Cost of investment securities for federal income tax purposes                                                    43,189,670


ITEM 2 - Controls and Procedures

The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BALANCED FUND, INC.


By /s/ Robert G. O'Donnell
------------------------------------------
Robert G. O'Donnell, Vice Chairman and PEO

Date: May 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By /s/ Robert G. O'Donnell
------------------------------------------
Robert G. O'Donnell, Vice Chairman and PEO

Date: May 27, 2005



By /s/ Dayna G. Yamabe
----------------------------------
Dayna G. Yamabe, Treasurer and PFO

Date: May 27, 2005